ORGANIZATION, DESCRIPTION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 21, 2022	May 08, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jan. 02, 2022	Dec. 31, 2020	Aug. 12, 2020
Property, Plant and Equipment [Line Items]
Common stock, par value			$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Cost of service					$ 45,000
Acquired finite lived intangible assets weighted average useful life							5 years
Research and development, expense			$ 100,000	$ 100,000	$ 200,000	$ 100,000
Income tax examination description					greater than 50 percent likelihood		greater than 50 percent likelihood
Operating lease, non current			2,847,000		$ 2,847,000
Operating lease right of use asset			$ 2,128,000		$ 2,128,000
Debt recieved through small business administration		$ 1,300,000
Accounting Standards Update 2016-02 Cumulative Effect, Period of Adoption [Member]
Property, Plant and Equipment [Line Items]
Operating lease, non current								$ 2,300,000
Operating lease right of use asset								1,600,000
Payroll Protection Program [Member]
Property, Plant and Equipment [Line Items]
Debt forgiven	$ 1,300,000
Debt recieved through small business administration		$ 1,300,000
Patents [Member]
Property, Plant and Equipment [Line Items]
Acquired finite lived intangible assets weighted average useful life					15 years		15 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue					6.00%
Property plant and equipment useful life					4 years		4 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life							5 years
Minimum [Member] | Accounting Standards Update 2016-02 Cumulative Effect, Period of Adoption [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Operating lease, non current								2,200,000
Operating lease right of use asset								1,500,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue					8.00%
Property plant and equipment useful life					5 years		5 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life							7 years
Maximum [Member] | Accounting Standards Update 2016-02 Cumulative Effect, Period of Adoption [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Operating lease, non current								2,400,000
Operating lease right of use asset								$ 1,700,000